SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH
                               OF THE LISTED FUNDS

                                 -------------

DWS Communications Fund     DWS Global Thematic Fund   DWS Micro Cap Fund
DWS Dreman Mid Cap Value    DWS Gold & Precious        DWS Mid Cap Growth Fund
   Fund                        Metals Fund             DWS Pacific Opportunities
DWS Dreman Small Cap Value  DWS Health Care Fund          Equity Fund
   Fund                     DWS International Equity   DWS RREEF Global Real
DWS EAFE(R) Equity Index Fund    Fund                     Estate Securities Fund
DWS Emerging Markets        DWS International Fund     DWS Small Cap Core Fund
   Equity Fund              DWS International Select   DWS Small Cap Growth Fund
DWS Emerging Markets Fixed     Equity Fund             DWS Small Cap Value Fund
   Income Fund              DWS International Value    DWS Strategic Income Fund
DWS Europe Equity Fund         Opportunities Fund      DWS Technology Fund
DWS Global Bond Fund        DWS Japan Equity Fund
DWS Global Opportunities    DWS Latin America Equity
   Fund                        Fund
--------------------------------------------------------------------------------

Effective for all purchases March 12, 2007 and after, the following information revises similar disclosure in the "How Much Investors Pay" and "Policies You Should Know About" sections in each fund's prospectuses.

Please note that any purchase made prior to March 12, 2007 will be subject to the holding period policy in effect when the purchase was made.

The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange).




DWS High Income Fund
DWS High Income Plus Fund
--------------------------------------------------------------------------------

Effective for all purchases March 12, 2007 and after, the following information revises similar disclosure in the "How Much Investors Pay" and "Policies You Should Know About" sections in each fund's prospectuses.

Please note that any purchase made prior to March 12, 2007 will be subject to the holding period policy in effect when the purchase was made.

The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange).












               Please Retain This Supplement for Future Reference







                                                                     [Logo]DWS
                                                                       SCUDDER
February 22, 2007                                          Deutsche Bank Group